13 Intangible assets (Details Narrative)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Inflation rate for perpetuity	2.76%
Brands And Patents [member]
Disclosure of detailed information about intangible assets [line items]
Description of intangible assets with indefinite useful life	Between 10 and 20 years.
Customers and suppliers agreements [member]
Disclosure of detailed information about intangible assets [line items]
Description of intangible assets with indefinite useful life	Between 14 and 28 years.
Software licenses [member]
Disclosure of detailed information about intangible assets [line items]
Description of intangible assets with indefinite useful life	Between 5 and 10 years.
Weighted Average Cost Of Capital [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	9.99%